Lease liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities.
Lease liabilities
16. Lease liabilities

The lease agreements have an average term of 10 years and weighted average rate of 13% p.a.

	December 31, 2024	December 31, 2023
Opening balance	96,657	140,563
Additions for new lease agreements (i)	39,797	21,103
Renegotiation	7,594	2,768
Cancelled contracts (ii)	(13,034)	(38,386)
Interest	11,584	12,717
Payment of interest	(11,352)	(11,637)
Payment of principal	(19,873)	(30,471)
	111,373	96,657
Current liabilities	22,133	17,078
Non-current liabilities	89,240	79,579
	111,373	96,657

(i)	In 2024, refers to lease agreement for the property used to offer for courses of Start Anglo Bilingual School (“Start Anglo”), in the location in São Paulo.
(ii)	Refers to cancellated contract of the previous property used to offer Anglo course.
Short-term leases (lease period of 12 months or less) and leases of low-value assets (such as personal computers and office furniture) are recognized on a straight-line basis in rent expenses for the period and are not included in lease liabilities. Fixed and variable lease payments, including those related to short-term contracts and to low-value assets, were the following for the years ended December 31, 2024 and 2023:
	December 31, 2024	December 31, 2023
Fixed Payments	31,225	42,108
Payments related to short-term contracts and low value assets, variable price contracts (note 25)	15,725	23,943
	46,950	66,051